INVESTMENT SECURITIES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investment Securities [Line Items]
Available for sale Due less than one year, Amortized Cost	$ 644
Available for sale Due after one year through five years, Amortized Cost	4,287
Available for sale Due after five years through ten years, Amortized Cost	1,702
Available for sale Due after ten years, Amortized Cost	0
Available for sale Mortgage-backed securities, Amortized Cost	1,840
Available for sale Total securities available for sale, Amortized Cost	8,473
Available for sale Due less than one year, Fair Value	662
Available for sale Due after one year through five years, Fair Value	4,362
Available for sale Due after five years through ten years, Fair Value	1,726
Available for sale Due after ten years, Fair Value	0
Available for sale Mortgage-backed securities, Fair Value	1,961
Total securities available for sale, Fair Value	8,711	$ 11,027
Held-to-maturity Due less than one year, Amortized Cost	0
Held-to-maturity Due after one year through five years, Amortized Cost	0
Held-to-maturity Due after five years through ten years, Amortized Cost	666
Held-to-maturity Due after ten years, Amortized Cost	0
Held-to-maturity Mortgage-backed securities, Amortized Cost	0
Held-to-maturity Total securities Held-to-maturity, Amortized Cost	666
Held-to-maturity Due less than one year, Fair Value	0
Held-to-maturity Due after one year through five years, Fair Value	0
Held-to-maturity Due after five years through ten years, Fair Value	666
Held-to-maturity Due after ten years, Fair Value	0
Held-to-maturity Mortgage-backed securities, Fair Value	0
Total securities Held-to-maturity, Fair Value	666	$ 0
Investment Securities Due less than one year, Amortized Cost	644
Investment Securities Due after one year through five years, Amortized Cost	4,287
Investment Securities Due after five years through ten years, Amortized Cost	2,368
Investment Securities Due after ten years, Amortized Cost	0
Investment Securities Mortgage-backed securities, Amortized Cost	1,840
Investment Securities Total securities Investment Securities, Amortized Cost	9,139
Investment Securities Due less than one year, Fair Value	662
Investment Securities Due after one year through five years, Fair Value	4,362
Investment Securities Due after five years through ten years, Fair Value	2,392
Investment Securities Due after ten years, Fair Value	0
Investment Securities Mortgage-backed securities, Fair Value	1,961
Total Investment Securities, Fair Value	$ 9,377